DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the nine months ended September 30, 2013 and the year ended December 31, 2012, are summarized below:

Foreign exchange forward and		September 30, 2013	December 31, 2012
options contracts	Balance sheet	Unaudited	Audited

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$855	$1,303

Gains (losses) recognized in OCI (effective portion)	"Accumulated other comprehensive income"	$(448)	$1,543

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationship on income for the nine months ended September 30, 2013 and 2012 is summarized below:

Foreign exchange forward and		Nine months ended September 30,
options contracts	Statement of operations	2013	2012

Gain (loss) on derivatives recognized in OCI	"Operating expenses"	$1,215	$318

Gain (loss) recognized in income on derivatives (effective portion)	"Operating expenses"	$(1,663)	$(425)